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April 5, 2006


VIA EDGAR AND HAND DELIVERY

Mr. Jay Ingram
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

          RE:      LOUDEYE CORP.
                   REGISTRATION STATEMENT ON FORM S-3
                   COMMISSION FILE NO. 333-132449
                   FILED ON MARCH 15, 2006

                   POST-EFFECTIVE AMENDMENT NO. 1 TO REGISTRATION STATEMENT ON FORM S-1 FILED ON FORM S-3 FILED MARCH 15, 2006 REGISTRATION NO. 333-123978

                   FORM 10-K FOR THE FISCAL YEAR ENDED DECEMBER 31, 2005 FILED MARCH 31, 2005

Dear Mr. Ingram:

     In response to comments contained in the letter, dated April 3, 2006 (the "Comment Letter") from the staff of the Securities and Exchange Commission (the "Staff"), we are enclosing Amendment No. 1 (the "Amendment") to the above-referenced registration statement on Form S-3 (File No. 333-132449) of Loudeye Corp., a Delaware corporation (the "Company") and Post-Effective Amendment No. 2 to the Registration Statement on Form S-1 filed on form S-3 (File No. 333-123978) of the Company (the "Post-Effective Amendment" and, together with the Amendment, the "Amendments"). The Amendments reflect revisions made in response to the Staff's comments in the Comment Letter. This letter supplements the Amendments with the Company's responses to the Staff's comments. The numbered responses below correspond to the numbered paragraphs of the Comment Letter.

                                  * * * * * * *

FORM S-3; FILE NO. 333-132449
FILED ON MARCH 15, 2006


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APRIL 5, 2000
PAGE 2


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1.   We note that the basis of the disclosure about market data and  industry statistics is based upon industry publications and other publicly available information. We also note that you cannot guarantee the veracity of the information nor have you independently verified it. Further, it appears that investors are urged not to place undue reliance on this information. We believe this discussion to be inappropriate as currently drafted since potential investors should be able to rely upon data and statistics in your registration statement that are based upon reasonable and sound assumptions. As such, please revise to remove any implication that you are not responsible for assessing the reasonableness and soundness of the market data and statistics presented.

          RESPONSE: In response to the Staff's comment, the Company has revised its disclosure to remove the paragraph concerning market data and industry statistics. The revised disclosure appears in both Amendments.


SELLING STOCKHOLDERS, PAGE 25

2. With respect to the shares to be offered for resale by all of the selling securityholders who are legal entities, please disclose the individual or individuals who exercise the voting and/or dispositive powers. Refer to Interp. I.60 of Telephone Interp. Manual (July 1997) and Interp. 4S of Reg. S-K section of 3/99 Supp. to Manual. We specifically refer you to Capital Ventures International.

          RESPONSE: With respect to the selling stockholders that are legal entities, the Company has amended the footnotes to the selling stockholder table beginning on page 25 of Amendment No. 1 to include disclosure of the individual or individuals who exercise voting and/or dispositve powers. Specifically with respect to Capital Ventures International, the Company has revised the disclosure to include the following:

               - Martin Kobinger, in his capacity as Investment Manager of Heights Capital Management, Inc., may also be deemed to have investment discretion and voting power over the shares held by CVI. Mr. Kobinger disclaims any such beneficial ownership of the shares.


PLAN OF DISTRIBUTION, PAGE 29

3. You indicate that selling shareholders may engage in the settlement of short sales. In your response letter, please advise us that Loudeye Corp and the selling securityholders are aware of CF Tel. Interp. A.65.

          RESPONSE: The Subscription Agreement dated February 20, 2006, among the Company and the investors who are selling securityholders under the Registration Statement contained the following Section 4.18 pursuant to which each investor

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APRIL 5, 2006
PAGE 3

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          represented and warranted to the Company that it was aware of
          Telephone Interpretation A.65:

               4.18 REGULATION M. Each Investor represents and warrants that it is aware of the following Telephone Interpretation in the SEC Manual of Publicly Available Telephone Interpretations (July 1997):

                     A.65.  Section 5

                    An issuer filed a Form S-3 registration statement for a secondary offering of common stock which is not yet effective. One of the selling shareholders wanted to do a short sale of common stock "against the box" and cover the short sale with registered shares after the effective date. The issuer was advised that the short sale could not be made before the registration statement becomes effective, because the shares underlying the short sale are deemed to be sold at the time such sale is made. There would, therefore, be a violation of Section 5 if the shares were effectively sold prior to the effective date.

          In addition, each Investor acknowledges that (i) the Issuer has informed the Investor that the anti-manipulation provisions of Regulation M under the Exchange Act may apply to purchases and sales of Shares, Additional Shares and Warrant Shares and that there are restrictions on market making activities by persons engaged in the distribution of such Securities and (ii) the Issuer has advised the Investor to consult with its counsel regarding such matters.


FORM 10-K FOR THE YEAR ENDED DECEMBER 31, 2005
ITEM 9A.  CONTROLS AND PROCEDURES
CHANGES IN DISCLOSURE CONTROLS AND PROCEDURES

4. We note your statement that "there were not any changes in our disclosure controls and procedures, including your internal control over financial reporting, during the quarter ended December 31, 2005, that had materially affected, or are reasonably likely to materially affect, our disclosure controls and procedures, including our internal control over financial reporting, other than the following . . . ." Your disclosure then lists, in bullet-point format, five changes in your controls and procedures. It therefore appears that there were changes in your disclosure controls and procedures, including your internal control over financial reporting, that occurred during the applicable period that have materially affected, or are reasonably likely to materially affect, your disclosure


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APRIL 5, 2006
PAGE 4

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     controls and procedures, including your internal control over financial reporting. Revise as appropriate.

     RESPONSE: In response to this comment #4 and as discussed with the Staff on April 4, 2006, in future periodic reports the Company will affirmatively identify changes in its disclosure controls and procedures that materially affected or are reasonably likely to materially affect the Company's disclosure controls and procedures (beginning with the Company's quarterly report on Form 10Q for the period ended March 31, 2006) in the manner discussed with the Staff. As discussed with the Staff, the Company will not file an amendment to its Form 10-K for the year ended December 31, 2005.

                                  * * * * * * *

     As requested by the Staff, the Company confirms the following:

  - should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

  - the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

  - the Company may not assert the Staff comments and the declaration of the effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

    We are filing this letter, together with Amendment No. 1 and Post-Effective Amendment No. 2 via EDGAR. In addition, we have included courtesy copies of both filings along with this letter. If you have any questions or comments regarding our response to the Comment Letter, please do not hesitate to contact me at
(213) 891-8746 or Eric Carnell at (206) 832-4409.




                                                     Very truly yours,

                                                     /s/ W. Alex Voxman

                                                     W. Alex Voxman
                                                     of LATHAM & WATKINS LLP


cc:      Eric S. Carnell, Esq.